Fair Value Measurements - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities	$ 51,453	$ 59,132
Transfers from Level 3 to Level 2	0
Transfers from Level 2 to Level 3		1
Funds withheld assets
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value option, assets carrying amount	3,632	3,622
Unobservable Inputs | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities	$ 2	$ 2